Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2016
FNMA, GNMA, FHLMC VIE
Schedule Of Variable Interest Entities Text Block
(In thousands)	2016	2015
Assets
Servicing assets:
Mortgage servicing rights	$158,562	$163,224
Total servicing assets	$158,562	$163,224
Other assets:
Servicing advances	$20,787	$24,431
Total other assets	$20,787	$24,431
Total assets	$179,349	$187,655
Maximum exposure to loss	$179,349	$187,655

Corporate Joint Venture
Schedule Of Variable Interest Entities Text Block
	PRLP 2011 Holdings, LLC		PR Asset Portfolio 2013-1 International, LLC
(In thousands)	2016	2015	2016	2015
Assets
Loans held-in-portfolio:
Acquisition loan	$-	$-	$-	$35,121
Advances under the working capital line	-	579	1,391	885
Advances under the advance facility	-	401	2,475	22,296
Total loans held-in-portfolio	$-	$980	$3,866	$58,302
Accrued interest receivable	$-	$10	$19	$169
Other assets:
Equity investment	$9,167	$13,069	$22,378	$25,094
Total assets	$9,167	$14,059	$26,263	$83,565
Liabilities
Deposits	$(1,127)	$(18,808)	$(9,692)	$(11,772)
Total liabilities	$(1,127)	$(18,808)	$(9,692)	$(11,772)
Total net assets (liabilities)	$8,040	$(4,749)	$16,571	$71,793
Maximum exposure to loss	$8,040	$-	$16,571	$71,793